Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Corporate tax rates in Israel

Taxable income of Israeli companies is generally subject to corporate tax at the rate of 26.5% for the 2015 tax year, 25% for the 2016 tax year and 24% for the 2017 tax year. On December 30, 2016, as part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the corporate tax rate was reduced to 24% for the 2017 tax year and to 23% in 2018 tax year and thereafter.

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2017, in the amount of approximately $ 32,500. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses in the amount of approximately $23,600.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:

	December 31
	2017	2016

Net operating loss carry forward (1)	$7,482	$7,623
Net capital loss carry forward (1)	$5,899	$5,899
Allowances and provisions	131	110
Intangible assets, net	(246)	(119)

	13,266	13,513

Valuation allowance (2)	$(13,266)	$(13,513)

Net deferred tax Liability	$-	$-

(1)	See Note 16b.

(2)	In years 2017 and 2016, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2017 was due to a decrease of net operating loss carry forward.

d.	Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current	$16	$7	$7
Other	-	-	(29)

	$16	$7	$(22)

Domestic	$9	$-	$(27)
Foreign	7	7	5

	$16	$7	$(22)

e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$750	$366	$285
Foreign	39	1	27

	$789	$367	$312

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS-Odem, BOS-Dimex and BOS has final assessments through 2013.

Tax assessments for Ruby-Tech Inc., a U.S. subsidiary, through 2012 have all been assessed as final.

h.	In accordance with the Company’s accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company’s Consolidated Statements of Operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS, BOS-Dimex and BOS-Odem may be subject to auditing by the Israel tax authorities for fiscal years 2014 and thereafter. Ruby-Tech Inc., a U.S. subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2013 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company’s tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions:

As of December 31, 2017 and 2016, the total balance of uncertain tax positions is $60 and $ 58, respectively.